UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-1144

THE FINANCE COMPANY OF PENNSYLVANIA

(Exact name of registrant as specified in charter)

400 Market Street, Suite 425, Philadelphia, PA 19106

(Address of principal executive offices) (Zip Code)

Charles E. Mather III, President

400 Market Street, Suite 425, Philadelphia, PA 19106

(Name and address of agent for service)

Registrant’s telephone number, including area code 215-351-4778

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item 1. Report to Stockholders

The Finance Company of Pennsylvania

Founded 1871

SEMI-ANNUAL REPORT

June 30, 2012

(Unaudited)

The Finance Company of Pennsylvania

400 Market Street

Suite 425

Philadelphia, PA 19106

BOARD OF DIRECTORS

Charles E. Mather III

Shaun F. O’Malley	Jonathan D. Scott

Herbert S. Riband, Jr.	Peter Bedell

OFFICERS

Charles E. Mather III, President

Herbert S. Riband, Jr., Secretary-Treasurer

Doranne H. Case, Asst. Secretary-Treasurer

Geralyn McConnell, Assistant Secretary

Salvatore Faia, Chief Compliance Officer

The Finance Company of Pennsylvania

400 Market Street

Suite 425

Philadelphia, PA 19106

August 27, 2012

TO OUR SHAREHOLDERS:

The Semi-annual Report of your Company is enclosed.

At the Annual Meeting April 25, 2012, Shaun F. O’Malley and Jonathan D. Scott were elected Directors, each for a three-year term. Deloitte & Touche LLP continues as our independent registered public accounting firm, Cooke & Bieler, L.P. remains as our equity investment adviser and Schroder Investment Management North America continues as adviser for our fixed income portfolio.

Charles E. Mather III, President

COMPANY EXPENSES

Example for a $1,000 Investment in the Company

As a Company shareholder, you incur ongoing costs, such as management fees and other Company expenses.

The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Company and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested for six months beginning January 1, 2012 and held through June 30, 2012.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Hypothetical 5% Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the Company’s actual expense ratio and an assumed rate of return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Company and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Actual Return	$1,000.00	$1,054.23	$7.67
Hypothetical 5% Return	$1,000.00	$1,017.53	$7.47

*	Expenses are equal to the Company’s annualized expense ratio (for the six-month period) of 1.49%, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366 (the number of days in the most recent 12-month period). The expense ratio for the most recent six-month period may differ from the expense ratio based on the one-year data in the Condensed Financial Information.

Portfolio Composition as of June 30, 2012

Asset Allocation — Percentage of the Company’s Net Assets

Common Stocks and Mutual Funds	87.03%
Bonds	11.56%
Other Assets in Excess of Liabilities	1.36%
Short Term Investments	0.05%

Net Assets	100.00%

Common Stock Sector Allocation (% of Company’s Net Assets)

Sector	Percentage
Banking, Insurance and Financial Holding Companies	21.08%
Petroleum & Mining	18.20%
Services	10.23%
International	8.75%
Manufacturing & Diversified	8.08%
Consumer Products	5.50%
Healthcare	4.53%
Diversified Holding	4.37%
Technology	3.57%
Advertising & Communications	2.72%

87.03%

Top 10 Stock Holdings (% of Company’s Net Assets)

Exxon Mobil Corp.	17.41%
PNC Financial Services Group Inc.	16.14%
Harbor International Funds	4.31%
Pennsylvania Warehousing and Safe Deposit Company	4.13%
Dreyfus International Stock I	2.17%
Verizon Communications Inc.	1.68%
Coca Cola Co.	1.63%
Johnson and Johnson	1.61%
Kohls Corp.	1.27%
Berkshire Hathaway B	1.26%

Total	51.61%

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012

(Unaudited)

ASSETS
Investments at fair value — unaffiliated (Note 2):
Short Term Investments (identified cost $24,652)	24,652
Bonds (identified cost $5,806,143)	6,102,674
Common Stocks & Mutual Funds (identified cost $19,551,385)	43,636,394
Investments at fair value — affiliated (Note 3):
Common Stocks & Mutual Funds (Identified cost $71,399)	2,308,791

Total Investments	52,072,511
Cash	730,644
Accrued interest and dividends receivable	118,942
Prepaid expenses	10,443
Other assets	4,637

Total	52,937,177

LIABILITIES
Accrued expenses and taxes (Note 1)	75,050
Dividends Payable	8,972
Covered Call Options written at fair value (premiums received $115,158)	61,070

Total	145,092

NET ASSETS	52,792,085

COMPONENTS OF NET ASSETS
Paid in Capital	15,436,096
Net Accumulated Realized Gain on Investments and Written Options	10,682,969
Net Unrealized Appreciation on Investments and Written Options	26,673,020

Net assets equivalent to $1,201.05 per share on shares of 43,955 $10 par value capital stock outstanding at June 30, 2012 (authorized 232,000 shares)	52,792,085

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2012

SHORT TERM SECURITIES — 0.05%

Number of Shares		Identified Cost	Fair Value (Note 1)
24,652	Blackrock Fed Fund	24,652	24,652

	Total	$24,652	$24,652

BONDS — 11.56%

Principal Amount
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.02%
119,552	U.S. Federal Home Loan Mortgage 6% due 7/1/2019	123,607	128,403
312,046	U.S. Federal Home Loan Mortgage 6% due 8/1/2019	316,514	335,015
191,675	U.S. Federal Home Loan Mortgage 3.5% due 9/1/2026	199,260	203,277
195,620	U.S. Federal National Mortgage Association 3.5% due 2/1/2027	207,116	206,780
120,536	Government National Mortgage Association 5% due 5/15/2039	125,519	132,673
54,253	Government National Mortgage Association 6% due 4/15/2036	60,425	61,354

		1,032,441	1,067,502

	MUNICIPAL BONDS — 9.54%
300,000	Allegheny Cnty PA Hosp Dev Auth 1.13% # due 2/1/2037	230,124	246,570
200,000	Apache Corp. 3.25% due 4/15/2022	204,585	208,684
200,000	California St Build America 6.65% due 3/1/2022	245,136	245,762
200,000	California Statewide 4.375% due 1/1/2023	200,000	218,500
35,000	Cuyahoga Cnty OH Eco Dev 8.625% due 6/1/2022	39,935	41,286
40,000	Dallas Ft.Worth Arpt 6.6% due 11/1/2012	40,179	39,994
30,000	East Baton Rouge LA Mtg Fin zero coupon due 9/10/2014	27,073	27,836
100,000	Fulton Cty GA Devel. Auth 5.75% due 3/1/2014	100,448	99,312

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2012

BONDS — Continued

Principal Amount		Identified Cost	Fair Value (Note 1)
200,000	Goldman Sachs Group Inc. 5.375% due 3/15/2020	194,816	205,894
75,000	Grand Terrace CA Cmty 7.2% due 9/1/2018	80,669	85,962
100,000	Illinois St Sales Tax Taxable Building 3.081% due 6/15/2023	100,000	101,500
125,000	JP Morgan Chase 3.15% due 7/5/2016	124,834	128,763
20,000	Los Alamos 5.15% due 7/1/2012	20,000	20,004
90,000	Louisiana Hsg Fin Agy 4.75% due 6/1/2027	94,804	97,758
200,000	Loyola University of Chicago 3.199% due 7/1/2022	200,000	201,692
230,000	Massachusetts St. Housing 5.962% due 6/1/2017	230,000	240,923
100,000	Montana State Board of Housing 5% due 12/1/2027	104,101	106,082
80,000	Montana State Board of Housing 5.5% due 12/1/2037	81,024	83,950
40,000	NJ Economic Dev. Authority 5.178% due 11/1/2015,	40,000	41,335
150,000	City of North Little Rock AR zero coupon due 07/20/2014,	136,125	138,237
175,000	New Mexico Mortgage Finance Authority 5.35% due 3/1/2030	180,785	193,802
200,000	Ohio St Wtr Dev Auth 4.879% due 12/1/2034	200,000	226,838
165,000	Oklahoma Hsg Fin Agy 4.5% due 9/1/2024	173,316	179,225
150,000	Pennsylvania Economic Dev Fing 6.25% due 10/1/2017	152,756	181,314
100,000	Salt Lake Cnty UT Hosp 5.4% Due 2/15/2012	107,032	106,986
100,000	Texas St Transn Commn 5.028% due 4/01/2026	100,000	121,704
150,000	University North Carolina 2.535% due 12/1/2022	150,000	150,068
320,000	University of Oklahoma 5.6% due 7/1/2020	320,119	353,728
90,000	Washinghton St Series B 5.5% due 5/1/2018	99,231	102,301

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2012

BONDS — Concluded

Principal Amount		Identified Cost	Fair Value (Note 1)
275,000	Wisconsin St Gen Rev 5.2% due 5/1/2018	275,000	299,830
245,000	Wyoming Comnt Development Authority 4.65% due 12/1/2014	245,000	257,130
80,000	Wyoming Comnt Development Authority 4.8% due 6/1/2015	80,000	84,983
195,000	Yorba Linda CA Redev Agy 5.25% due 09/01/2015	196,610	197,219

		4,773,702	5,035,172

	Total Bonds	$5,806,143	$6,102,674

COMMON STOCKS & MUTUAL FUNDS — 87.03%

Number of Shares		Identified Cost	Fair Value (Note 1)

	PETROLEUM & MINING — 18.20%
4,700	Devon Energy Corp.	$305,599	$272,553
107,406	Exxon Mobil Corp.	141,753	9,190,731
20,000	Penn Virginia Corp.	2,292	146,800

	Total	449,644	9,610,084

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2012

COMMON STOCKS & MUTUAL FUNDS — Continued

Number of Shares		Identified Cost	Fair Value (Note 1)

	BANKING, INSURANCE & FINANCIAL HOLDING COMPANIES — 21.08%
9,000	American Express Co.	368,321	523,890
14,400	Axis Capital Holdings.	491,568	468,720
24,000	Charles Schwaab Corporation	349,577	310,320
139,455	PNC Financial Services Group Inc.	84,276	8,522,095
20,000	Marsh & McLennan Companies Inc.	262,439	644,600
14,800	State Street Corp.	216,564	660,672

	Total	1,772,745	11,130,297

	TECHNOLOGY— 3.57%
2,500	Int’l Business Machines Corp.	59,809	488,950
12,800	LAM Research Corp. *	539,045	483,072
7,600	Microsoft Corp.	236,277	232,484
11,700	Molex Inc. Class A	266,981	236,691
13,975	TE Connectivity Ltd	471,801	445,942

		1,573,913	1,887,139

	SERVICES — 10.23%
13,600	Best Buy	299,422	285,056
14,200	Carnival Corp.	475,821	486,634
11,000	Cintas Corp.	434,402	424,710
8,500	Darden Restaurants Inc.	447,602	430,355
6,300	McDonalds Corp.	85,613	557,739
13,700	Int’l Speedway Corp.	404,114	358,666
14,700	Kohl’s Corp.	760,621	668,703
20,200	Republic Services Inc.	622,690	534,492
6,200	United Parcel Service Class B	453,678	488,312
8,300	WalMart Stores Inc.	421,297	578,676
34,800	Western Union Co.	615,306	586,032

		5,020,566	5,399,375

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2012

COMMON STOCKS & MUTUAL FUNDS — Continued

Number of Shares		Identified Cost	Fair Value (Note 1)
	CONSUMER PRODUCTS — 5.50%
14,000	Avon Products Inc.	$305,350	$226,940
11,000	Coca Cola Co.	9,597	860,090
8,800	Coca Cola Enterprises Inc.	253,484	246,752
5,400	Colgate Palmolive Co.	297,314	562,140
4,000	Diageo PLC Sponsored ADR	405,843	412,280
7,000	Gildan Activewear Inc.	189,720	192,640
6,600	Procter & Gamble Company	448,028	404,250

		1,909,336	2,905,092

	MANUFACTURING & DIVERSIFIED — 8.08%
5,100	3M Company	436,024	456,960
8,800	Bemis Company	269,925	275,792
8,000	Berkshire Hathaway B*	352,582	666,640
4,800	Dover Corp.	40,861	257,328
18,000	Dow Chemical Co.	116,338	567,000
7,500	Emerson Electric Co.	57,084	349,350
22,100	General Electric Co.	423,606	460,564
9,100	Illinois Tool Works	524,816	481,299
8,100	Raytheon Co.	408,927	458,379
5,400	Rock-Tenn Co.	297,845	294,570

	Total	2,928,008	4,267,882

	HEALTHCARE — 4.53%
5,000	Becton Dickinson & Co.	133,907	373,750
12,600	Johnson and Johnson	69,355	851,256
13,000	Merck & Co. Inc.	138,569	542,750
10,400	Quest Diagnostics Inc.	538,499	622,960

		880,330	2,390,716

	ADVERTISING & COMMUNICATIONS — 2.72%
20,000	Verizon Communications Inc.	151,231	888,800
19,200	Vodaphone Group PLC	445,190	541,056

		596,421	1,429,856

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2012

COMMON STOCKS & MUTUAL FUNDS — Continued

Number of Shares		Identified Cost	Fair Value (Note 1)

	INTERNATIONAL — 8.75%
30,707	Oakmark International Fund I	601,865	533,388
87,258	Dreyfus International Stock I	1,204,159	1,145,696
40,818	Harbor International Funds	1,865,000	2,273,951
16,602	Vanguard Emerging Mkts. Stock Index Fund	749,398	662,918

		4,420,422	4,615,953

	DIVERSIFIED HOLDING — 4.37%
732	Pennsylvania Warehousing and Safe Deposit Company (Note 3)	71,399	2,308,791

	Total Common Stocks	19,622,784	45,945,185

	Total Investments — 98.64%	$25,453,579	$52,072,511

	Other assets in excess of liabilities — 1.36%		719,574

	NET ASSETS — 100%		$52,792,085

*	Non-income producing.

#	- Variable rate security, rate disclosed is as of 6/30/2012

ADR	- American depository receipt

See Notes to Financial Statements

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012

(Unaudited)

INVESTMENT INCOME:
Income:
Dividends	$506,678
Dividends from affiliates (Note 3)	36,600
Interest	133,143

Total	676,421

Expenses:
Accounting	35,528
Compensation	88,250
Compliance fees	29,706
Custodian	11,490
Directors’ fees	38,750
Insurance	15,854
Investment advisory fees (Note 9)	59,935
Printing and postage	18,736
Professional fees	59,760
Other office and administrative	35,476

Total	393,485

Net investment income	282,936

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	828,208
In-kind transfers (Note 5)	583,165
Written options	—

Net realized gain	1,411,373

Net change in unrealized appreciation / depreciation on:
Investments	760,151
Investments in affiliate	249,798
Written options	47,628

Net change in unrealized appreciation / depreciation	1,057,577

Net realized and unrealized gain on investments	2,468,950
Capital gains tax payable on behalf of shareholders (Note 1)	—

Net increase in net assets resulting from operations	$2,751,886

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

For the Six Months Ended June 30,2012 and

the Year Ended December 31, 2011

(Unaudited)

	2012	2011
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$282,936	$694,993
Net realized gain on investments	1,411,373	2,611,767
Change in net unrealized appreciation / depreciation on investments	1,057,577	(2,713,249)
Capital gains tax payable on behalf of shareholders (Note 1)	—	(115,435)

Net increase (decrease) in net assets resulting from operations	2,751,886	478,076
Undistributed investment income included in price of shares redeemed	(2,564)	(18,660)
Realized (gain) / loss from security transactions
Included in price of shares redeemed	1,150	(4,704)
Dividends to shareholders from net investment income	(280,372)	(676,238)
Dividends to shareholders from short-term capital gains	(27,313)	(1,408,506)
Capital Share Transactions:
(Exclusive of amounts allocated to investment income and net realized gain from security transactions) (Note 1):
Cost of shares of capital stock redeemed	(589,748)	(770,453)

Total increase (decrease) in net assets	1,853,039	(2,400,485)
Net Assets:
Beginning of year	50,939,046	53,339,531

End of year	$52,792,085	$50,939,046

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2012

1.	SIGNIFICANT ACCOUNTING POLICIES

The Finance Company of Pennsylvania (the “Company”) is registered under the Investment Company Act of 1940, as amended, as a regulated open-end investment company. On April 21, 1964, the stockholders approved amendments to the Articles of Incorporation whereby, since that date, the Company has held itself ready to redeem any of its outstanding shares at net asset value. Net asset value for redemptions is determined at the close of business on the day of formal tender of shares or the next day on which the New York Stock Exchange is open. There were 498 shares of capital stock redeemed during the six months ended June 30, 2012.

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Portfolio Valuation

Equity securities and exchange traded options that are listed on an exchange are valued at the last quoted sales price. When valuing equity securities that are not listed on an exchange or have not traded, the Company uses the mean between the bid and asked prices for that day. Fixed income securities are valued on the basis of prices provided by pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such securities, market transactions in comparable securities and various relationships between securities. When valuing fixed income securities that mature within sixty days, the Company uses amortized cost. It is the responsibility of the Company’s Board of Directors (the “Board”) to establish fair valuation procedures. When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered inapplicable, the Company determines a fair value in good faith in accordance with these procedures. As of June 30, 2012, Pennsylvania Warehousing and Safe Deposit Company is a non-marketable security priced at fair value as determined by the Board. (See Note 2)

Federal Income Taxes

No provision has been made for Federal income taxes other than capital gains tax because the Company has elected to be taxed as a regulated investment company meeting certain requirements of Subchapter M of the Internal Revenue

NOTES TO FINANCIAL STATEMENTS — Continued

Code. As such, the Company is paying the applicable federal capital gains tax for shareholders and retaining the net balance for reinvestment, except to the extent that such gains are considered to have been distributed to redeeming shareholders.

Equalization

The Company follows the accounting practices known as “equalization” by which a portion of the costs of redemption of capital shares equivalent to the amount, on a per share basis, of distributable investment income on the date of the transaction is charged to the undistributed income, so that undistributed income per share is unaffected by Company shares redeemed. Similarly, on redemptions, a pro rata portion of realized capital gains is charged against undistributed realized gains.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Bond Maturity Dates

The maturity date disclosed in the schedule of investments represents final maturity.

Investing in Government Sponsored Agency Securities

The Company invests in United States Government sponsored entities. Such sponsored entities, although chartered and sponsored by the U.S. Congress, are not funded by Congressional appropriations and are neither guaranteed nor insured by the United States Government.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in

NOTES TO FINANCIAL STATEMENTS — Continued

the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Security Transactions, Investment Income, and Realized Gain/Loss

Security transactions are accounted for on the trade date. Dividend income, distributions from other investment companies, and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis. Realized gains and losses are based on the specific identified cost method for both financial and Federal income tax purposes.

2.	FAIR VALUE MEASUREMENT

In accordance with FASB ASC 820-10, fair value is defined as the price that the Company would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820-10 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of assets and liabilities)

NOTES TO FINANCIAL STATEMENTS — Continued

The following is a summary of the inputs used as of June 30, 2012 in valuing the Company’s investments carried at fair value:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Value
Assets
Investments in securities
Common stock	$39,020,441	$—	$2,308,791	$41,329,232
U.S. government and agency obligations	—	1,067,502	—	1,067,502
Municipal and corporate bonds	—	5,035,172	—	5,035,172
Mutual funds	4,615,953	—	—	4,615,953
Short-term investments	24,652	—	—	24,652

Total	$43,661,046	$6,102,674	$2,308,791	$52,072,511

Liabilities

Written options	$61,070	$—	$—	$61,070

*	See Portfolio of Investments for values by industry classification.

Management has determined the value of its investment in Pennsylvania Warehousing and Safe Deposit Company using a combination of valuation techniques, including the dividend discount and net asset value methodologies. Management has also taken into consideration an offer to purchase a minority portion of its holding in the Pennsylvania Warehousing and Safe Deposit Company. Significant inputs of the divided discount method include the estimated dividend growth rate and the required rate of return. The net asset value method takes into consideration financial information received from the Pennsylvania Warehousing and Safe Deposit Company. A discount for lack of marketability is a significant input of both methods.

NOTES TO FINANCIAL STATEMENTS — Continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The table below summarizes the techniques and unobservable inputs for the valuation of the Level 3 investments.

Quantitative Information about Level 3 Fair Value Measurements

Asset	Fair Value at June 30, 2012	Valuation Technique	Unobservable Inputs	Value *

Pennsylvania Warehousing and Safe Deposit Company	$2,308,791	Dividend discount method	Lack of marketability discount Estimated dividend growth rate Required rate of return	26.00% 1.41% 9.00%
		Net asset value method	Lack of marketability discount Discount to net asset value	26.00% 10.87%

		Secondary market data	Offer to purchase 100 shares	$350,000

*	Significant changes in any of these inputs would result in a significantly higher or lower fair value measurement. Increases to the discounts or the required rate of return would decrease the fair value measurement while increases to the estimated dividend growth rate would increase the fair value measurement.

A roll forward of fair value investments using significant unobservable inputs (Level 3) at June 30, 2012 was as follows:

Common Stock
Beginning Balance, 12/31/2011	$2,058,993
Purchases	—
Sales	—
Total Unrealized Gain	249,798

Ending Balance, 6/30/2012	$2,308,791

3.	NON-MARKETABLE SECURITY OF AFFILIATE

There is no ready market for the below listed security. Fair value is established by the Board.

Pennsylvania Warehousing and Safe Deposit Company is defined as an affiliate under the Investment Company Act of 1940 in that the Company owns 5% or more of the outstanding voting securities of such company. Further, if at

NOTES TO FINANCIAL STATEMENTS — Continued

the time of public sale of any of these shares the Company would be deemed a “control person,” it would be necessary to register such shares under the Securities Act of 1933 prior to their sale. The Company has owned shares of Pennsylvania Warehousing and Safe Deposit Company since 1917. As of June 30, 2012 the Pennsylvania Warehousing and Safe Deposit Company owns 4.75% of the outstanding shares of the Company.

Shares		June 30, 2012			For the Six Months Ended June 30, 2012
		Percent Owned	Identified Cost	Fair Value	Dividend Income
732	Pennsylvania Warehousing and Safe Deposit Company	16.94%	$71,399	$2,308,791	$36,600

4.	DERIVATIVE INSTRUMENTS

In accordance with FASB ASC 815-10, the Company has disclosed information intended to enable financial statement users to understand how and why the Company uses derivative instruments, how derivatives are accounted for under ASC 815-10 and how derivative instruments affect the Company’s financial position, results of operations, and cash flows.

Market risks of investing in derivatives

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. The Company periodically invests in options contracts. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The market risk exposure from investing in option contracts is price volatility.

Price volatility risk

Derivatives tied to equity are exposed to potential price volatility. The prices of equity securities change in response to many factors, including a company’s

NOTES TO FINANCIAL STATEMENTS — Continued

historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. Transactions in listed securities are settled/paid for upon delivery with its counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Options Contracts

The Company may write covered call options as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Company writes an option, if the underlying security does not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised, and the Company will realize as profit the premium received for such option. When a call option written by the Company is exercised, the Company will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price.

At June 30, 2012 the Company has written covered calls as follows:

Common Stock	Expiration Date	Exercise Price	Premium Received	Number of Shares in Equity Contracts	Fair Value
Exxon Mobil Corp.	7/21/2012	$87.50	$25,097	10,000	$300
Exxon Mobil Corp.	10/20/2012	$90.00	27,399	10,000	11,000
Cintas Corp.	11/17/2012	$45.00	11,660	11,000	1,650
Int’l Business Machines Corp.	10/20/2012	$225.00	3,860	1,000	360
Dover Corp.	9/22/2012	$70.00	4,703	2,400	120
Diageo PLC Sponsored ADR	10/20/2012	$105.00	6,120	2,000	5,800
Verizon Communications Inc.	1/19/2013	$42.00	26,399	10,000	30,000
WalMart Stores Inc.	1/19/2013	$70.00	9,920	4,000	11,840

			$115,158		$61,070

NOTES TO FINANCIAL STATEMENTS — Continued

Transactions in written covered calls for the year ended June 30, 2012 were as follows:

	Shares in Equity Contracts	Premium
Outstanding at December 31, 2011	3,500	$19,285
Covered Calls written during the period	50,400	115,158
Covered Calls exercised during the period	(3,500)	(19,285)

Outstanding at June 30, 2012	50,400	$115,158

The following is a summary of the location of derivatives on the Company’s Statement of Assets and Liabilities as of June 30, 2012

Location on the Statements of Assets and Liabilities
Derivative Type	Liability Derivatives
Equity Contract	Covered Call Options Written, at Fair Value

The following is a summary of the Company’s derivative instrument holdings categorized by primary risk exposure as of June 30, 2012:

Liability Derivatives Value
Total Value At June 30, 2012	Number of Shares in Equity Contracts
$61,070	50,400

The following is a summary of the effect of derivative instruments on the statement of operations for the six months ended June 30, 2012.

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Equity contract	Net realized gain from written options, Net change in unrealized appreciation/depreciation on written options	none	$47,628

NOTES TO FINANCIAL STATEMENTS — Continued

For the six months ended June 30, 2012, the average quarterly balances of outstanding derivative financial instruments were as follows:

Options:
Average number of contracts written	252
Average notional value of contracts written	$1,796,500

5.	PURCHASES AND SALES OF SECURITIES

The aggregate cost of securities purchased, the proceeds from sales and maturities of investments, and the cost of securities sold for the six months ended June 30, 2012 were:

	Cost of Investments Purchased	Proceeds from Sales and Maturities	Cost of Securities Sold and Maturities
Common Stocks and Mutual Funds	$10,256,672	$11,381,751	$10,616,204
U.S. Government & Agency Obligations	209,504	315,382	307,858
Municipal & Corporate Bonds	900,029	993,884	938,746

Total	$11,366,205	$12,691,017	$11,862,808

The amounts above do not include the fair value and cost of shares distributed in connection with redemptions. During the six months ended June 30, 2012 the Company distributed common stock with fair value of $591,062 and cost of $7,897. The related gain of $583,165 has been disclosed in the Company’s Statement of Operations.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Ordinary income and short term capital gain distributions are determined in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of dividends and distributions declared by the Company was as follows:

	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
Distributions paid from Ordinary Income	$307,695	$2,084,744

NOTES TO FINANCIAL STATEMENTS — Continued

7.	TAX MATTERS

For U.S. federal income purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments at June 30, 2012 was as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$25,478,736	$27,516,974	$923,199	$26,593,775

The difference between the book basis and the tax basis of net unrealized appreciation/(depreciation) is attributed primarily to the tax deferral of losses on wash sales.

FASB ASC 740-10 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Management has concluded that as of June 30, 2012, there were no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

The Company files U.S. Federal and Pennsylvania state tax returns. No income tax returns are currently under examination. The Company’s federal tax and state returns remain open for examination for the years ended December 31, 2008 through December 31, 2011.

8.	LEASE

The Company rents office space from an affiliate and has not entered into a formal lease agreement. The lessor company’s president is an officer and director of the Company. Minimum annual rental for this space is $24,815.

9.	OTHER INFORMATION FOR THE SIX MONTHS ENDED JUNE 30, 2012

Directors of the Company, who are not also employees, are paid a fee for attendance at meetings of the Board of Directors and its committees. Compensation of those Directors amounted to $38,750. The compensation of Officers of the Company, who are also employees of the Company, amounted to $88,250.

Investment advisory fees payable monthly to Cooke & Bieler, LP, are based on the monthly closing equity portfolio value, less the value of certain investments at an annual rate of 0.50%. Cooke & Bieler, L.P. earned $50,845 for their services during the six months ended June 30, 2012.

NOTES TO FINANCIAL STATEMENTS — Continued

Investment advisory fees payable monthly to Schroder Investment Management North America Inc. are based on the monthly closing bond portfolio value at an annual rate of 0.30%. Schroder Investment Management North America Inc. earned $9,090 for their services during the six months ended June 30, 2012.

10.	INTEREST RATE RISK

The Company is also subject to interest rate risk. Interest rate risk is the risk that fixed-income securities will decline in value because of changes in market interest rates. Investments in debt securities with long-term maturities may experience significant price declines if long-term interest rates increase.

11.	SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Company’s financial statement through this date.

CONDENSED FINANCIAL INFORMATION

Selected data for each share of capital stock outstanding throughout each period:

	Six Months Ended June 30, 2012	Years Ended December 31,
		2011	2010	2009	2008	2007

	(Unaudited)
Investment Income	$15.39	$32.96	$28.37	$31.13	$41.84	$42.43
Expenses	8.95	17.33	16.32	14.19	15.27	16.47

Net Investment Income	6.44	15.63	12.05	16.94	26.57	25.96
Dividends from net investment income	(6.38)	(15.08)	(11.75)	(16.65)	(26.32)	(25.54)
Dividends from short term capital gains	(0.62)	(31.69)	(36.21)	(40.93)	(5.53)	(22.75)
Net realized gain (loss) and increase (decrease) in unrealized appreciation	55.70	(4.99)	108.29	96.86	(356.12)	36.84

Net increase (decrease) in net assets value	55.14	(36.13)	72.38	56.22	(361.40)	14.51
Net assets value:
Beginning of year	1,145.91	1,182.04	1,109.66	1,053.44	1,414.84	1,400.33

End of year	$1,201.05	$1,145.91	$1,182.04	$1,109.66	$1,053.44	$1,414.84

Net Assets at end of Period (in millions)	$52.8	$50.9	$53.3	$50.8	$48.7	$66.9
Annual ratio of expenses to average net assets	1.49%	1.44%	1.43%	1.38%	1.16%	1.22%*
Annual ratio of net investment income to average net assets	1.07%	1.30%	1.06%	1.65%	2.02%	1.92%
Annual portfolio turnover rate	43.82%	39.08%	44.22%	37.53%	16.49%	18.10%
Annual Total Investment Return	10.85%	0.90%	10.84%	10.80%	(23.43%)	4.49%
Number of shares outstanding at end of period in thousands	44	44	45	46	46	47

*	Net of 0.04% of expenses reimbursed

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended June 30, 2012

(Unaudited)

PURCHASES

STOCKS

	Changes During the Period	Balance June 30, 2012
	Number of Shares
3M Company	5,100	5,100
Avon Products Inc.	24,200	14,000
Axis Capital Holdings	36,900	14,400
Best Buy Inc.	13,600	13,600
Carnival Corp.	28,400	14,200
Charles Schwaab Corporation	24,000	24,000
Cintas Corp.	22,000	11,000
Coca Cola Enterprises Inc.	17,600	8,800
Darden Restaurants Inc.	18,900	8,500
Devon Energy Corp.	4,700	4,700
Diageo PLC Sponsored ADR	20,100	4,000
Gildan Activewear Inc.	7,000	7,000
Kohls Corp.	4,000	14,700
LAM Research	8,000	12,800
Procter & Gamble Company	6,600	6,600
Rock-Tenn Co.	5,400	5,400
State Street Corp.	2,800	14,800
Western Union Co.	29,700	34,800

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended June 30, 2012

(Unaudited)

SALES

STOCKS

	Changes During the Period	Balance June 30, 2012
	Number of Shares
3M Company	3,700	5,100
Avery Dennison Corp.	9,200	—
Avon Products Inc.	27,500	14,000
Axis Capital Holdings	22,500	14,400
Best Buy Inc.	13,600	13,600
Carnival Corp	28,400	14,200
Charles Schwaab Corporation	24,000	24,000
Chubb Corp.	6,200	—
Cintas Corp.	25,700	11,000
Coca Cola Enterprises Inc.	8,800	8,800
Colgate Palmolive Co.	2,500	5,400
Darden Restaurants Inc.	17,000	8,500
Diageo PLC Sponsored ADR	23,000	4,000
Diebold Inc.	10,800	—
Exxon Mobil Corp.	4,400	107,406
International Business Machines Corp.	1,000	2,500
LAM Research	4,000	12,800
Microsoft Corp.	7,000	7,600
Molex Inc. Class A	4,500	11,700
PNC Financial Services Group Inc.	13,459	139,455
Procter & Gamble Company	6,600	6,600
State Street Corp.	2,800	14,800
Tyco International Ltd.	8,200	—
Western Union Co.	17,800	34,800

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended June 30, 2012

(Unaudited)

PURCHASES

BONDS

	Changes During the Period	Balance June 30, 2012
	Number of Units
U.S. Federal National Mortgage Association 3.5% 2/1/27	197,849	195,620
Apache Corp 3.25% 4/15/2022	200,000	200,000
California St Build America 6.65% 3/1/22	200,000	200,000
Illinois Txbl Bldg 3.081% 6/15/23	100,000	100,000
Loyola Univ of Chicago 3.199% 7/1/22	200,000	200,000
University North Carolina 2.535% 12/1/2022	150,000	150,000

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended June 30, 2012

(Unaudited)

CALLS

BONDS

	Changes During the Period	Balance June 30, 2012
	Number of Units
U.S. Federal Home Loan Mortgage 6% 7/1/2019	6,883	119,552
U.S. Federal Home Loan Mortgage 6% 8/1/2019	26,620	312,046
U.S. Federal Home Loan Mortgage 3.5% 9/1/2026	5,628	191,675
U.S. Federal National Mortgage Association 3.5% 2/1/27	2,229	195,620
Government National Mortgage Association 5% 5/15/2039	16,150	120,536
Government National Mortgage Association 6% 4/15/2036	6,046	54,253
US Treasury Bonds 2.125% 8/15/21	250,000	—
Cuyahoga Cnty OH Eco Dev 7.36% 6/2/2012	30,000	—
Louisiana Hsg Fin Agy 4.75% 6/1/27	5,000	90,000
Massachusetts St. Hsg. 5.962% 6/1/2017	20,000	230,000
Montana ST BRD HSG 5.5% 12/1/2037	30,000	80,000
Ohio Hsg Fin Agy 5.08% 9/1/2013	245,000	—
Oklahoma Hsg Fin Agy 4.5% 9/1/2024	10,000	165,000
Riverside Cnty CA Single GNMA 8.35% 6/1/13	100,000	—
Rogers County OK Hsg 7/15/2014	150,000	—
Verizon Deb 8% 6/1/2022	300,000	—
Washinghton St Series B 5.5% 5/1/2018	10,000	90,000

Supplemental Information on Directors

(Not Part of the Company’s Financial Statements)

Name, Address[1], Position(s) Held with the Company, and Age	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director or Nominee for Director
Interested Directors[2]
Charles E. Mather III Director and President Age: 77	2014 31 years	President and Director of Mather & Co. (insurance brokers)	Director of Penn Series Funds, Inc.

Herbert S. Riband, Jr. Director Age: 75	2013 18 years	Of counsel to the law firm of Saul, Ewing LLP	Director of Pennsylvania Warehousing and Safe Deposit Company

Non-Interested Directors
Jonathan D. Scott Director Age: 59	2015 22 years	Partner, Veritable, L.P. (Formerly Senior Vice President, PNC Bank Corp.)	None
Shaun F. O’Malley Director Age: 76	2015 16 years	Retired (Formerly Chairman, Price Waterhouse World Organization (accounting))	Director of The Philadelphia Contributionship, PolyMedix Inc.
Peter Bedell Director Age: 74	2013 7 years	Retired (Formerly Executive Vice-President Burke Lawton Brewer and Burke, Formerly Chairman Emeritus Walnut Asset Management and Rutherford Brown & Catherwood LLC.)	None

[1]	The address of all Directors is 400 Market Street, Suite 425, Philadelphia, PA 19106.

[2]	The two interested directors are classified as such because they are executive officers of the Company.

* * *

The Company’s Statement of Additional Information includes additional information about the Company’s directors and is available without charge upon request. Call Doranne Case (collect) to request a copy.

OTHER INFORMATION RELATING TO THE ANNUAL

SHAREHOLDERS MEETING

Of 43,955 shares of common stock of the company outstanding and entitled to vote, a total of 40,636 were represented either in person or by proxy at the annual shareholders meeting held on April 25, 2012.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the Company is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. This information is also available on the SEC’s website at www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. The Company’s Form N-PX is also available on the SEC’s website at www.sec.gov.

Quarterly Schedule of Portfolio Holdings

The Company’s complete schedule of portfolio holdings for the first and third quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. The Company’s Form N-Q is also available on the SEC’s website at www.sec.gov. In addition, the Company’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISOR AGREEMENTS

On April 25, 2012, the Board of Directors of The Finance Company of Pennsylvania convened to consider, pursuant to Section 15(c) of the Investment Company Act of 1940 whether: (a) to renew The Company’s investment advisory agreement with Cooke & Bieler, L.P. (“C&B”) and (b) to renew the Company’s investment advisory agreement with Schroders Investment Management North America Inc. (“Schroders”).

The Board considered these and other relevant factors set forth by the SEC: (a) the nature and quality of the advisory service; (b) the adviser’s compensation and profitability; (c) indirect costs and benefits of providing the advisory services; (d) economies of scale; (e) comparison of fees, and (f) expertise, care and conscientiousness of independent directors.

C&B provided a review of its compensation and profitability. The estimated profit margin was reasonable. C&B stated that it did not receive any indirect or fallout benefits from managing the Company’s portfolio, and did not receive significant economies of scale. The Board noted that the fees were reasonable, and considered favorably the expertise, care and conscientiousness of C&B’s personnel and services.

In light of its analysis of and deliberations on the information set forth above, its oral discussions with representatives of C&B and other information deemed relevant by the Directors, the Board concluded that agreement is fair and reasonable and agreed to approve the renewal of the Cooke & Bieler agreement.

Schroders did not receive any ancillary or fallout benefits from managing the Company’s portfolio, and did not receive significant economies of scale. The Board noted that the fees were reasonable, and considered favorably the expertise, care and conscientiousness of Schroders’ personnel and services.

In light of its analysis of and deliberations on the information set forth above, its oral discussions with representatives of Schroders and other information deemed relevant by the Directors, the Board concluded that agreement is fair and reasonable and agreed to approve the renewal of the Schroders agreement.

ITEM 2. CODE OF ETHICS.

Not required for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES .

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Registrant’s Treasurer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report;

(ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	(1) Registrant’s code of ethics is not required for semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Commission.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Finance Company of Pennsylvania

By	/s/ Charles E. Mather III
Charles E. Mather III
President

Date: August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Charles E. Mather III
Charles E. Mather III
President

Date: August 29, 2012

By	/s/ Herbert S. Riband, Jr.
Herbert S. Riband, Jr.
Secretary-Treasurer

Date: August 29, 2012